DISAGGREGATION OF REVENUE	12 Months Ended
Dec. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
DISAGGREGATION OF REVENUE

Net sales by major product group were as follows:

	2018	2017

Activewear	$2,321,395	$2,043,147
Hosiery and underwear	587,170	707,669
	$2,908,565	$2,750,816

Net sales were derived from customers located in the following geographic areas:

	2018	2017

United States	$2,484,877	$2,381,193
Canada	120,764	131,061
International	302,924	238,562
	$2,908,565	$2,750,816